Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income Taxes

8.	Income Taxes

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The Company recorded a full valuation allowance due to the uncertainty of future realization of federal and state net operating loss carryforwards.

At December 31, 2022, the Company had net operating loss carryforwards of approximately $16.5 million which will carryforward through 2037. The Company’s fiscal year 2022 and current year net operating loss will carry forward indefinitely.

In December 2017, the U.S. Tax Cuts and Jobs Act of 2017 ("Tax Act") was enacted into law which significantly revised the Internal Revenue Code of 1986, as amended. The newly enacted federal income tax law, among other things, contains significant changes to corporate taxation, including a flat corporate tax rate of 21%, limitation of the tax deduction for interest expense to 30% of adjusted taxable income, limitation of the deduction for newly generated net operating losses to 80% of current year taxable income and elimination of net operating loss ("NOL") carrybacks, future taxation of certain classes of offshore earnings regardless of whether they are repatriated, immediate deductions for certain new investments instead of deductions for depreciation expense over time, and modifying or repealing many business deductions and credits beginning in 2018.

The Company generated an income tax benefit of $6.9 million for the six months ended June 30, 2023, resulting in a cumulative income tax benefit of $56 million. The Company has increased its valuation allowance accordingly as the Company's ability to generate sufficient taxable income to utilize its net operating loss carry forwards is uncertain. The Company’s deferred tax balances primarily consist of its operating loss carryforwards.

The Company recognizes interest and penalties related to uncertain tax positions in general and administrative expense. At June 30, 2023 and 2022 the Company did not have any unrecognized uncertain tax positions or any associated interest and penalties.

5.	Income Taxes

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The Company recorded a valuation allowance due to the uncertainty of future realization of federal and state net operating loss carryforwards.

Deferred income tax assets are comprised of the following at December 31, 2022, and 2021 (in thousands):

	2022	2021
Deferred income tax assets:	$51,919	$34,912
Valuation allowance	(51,919)	(34,912)
Net total	$-	$-

At December 31, 2021, the Company had net operating loss carryforwards of approximately $16.5 million which will carryforward through 2037. The Company’s current year net operating loss will carry forward indefinitely.

In December 2017, the U.S. Tax Cuts and Jobs Act of 2017 ("Tax Act") was enacted into law which significantly revises the Internal Revenue Code of 1986, as amended. The newly enacted federal income tax law, among other things, contains significant changes to corporate taxation, including a flat corporate tax rate of 21%, limitation of the tax deduction for interest expense to 30% of adjusted taxable income, limitation of the deduction for newly generated net operating losses to 80% of current year taxable income and elimination of net operating loss ("NOL") carrybacks, future taxation of certain classes of offshore earnings regardless of whether they are repatriated, immediate deductions for certain new investments instead of deductions for depreciation expense over time, and modifying or repealing many business deductions and credits beginning in 2018.

The Company generated an income tax benefit of $14.9 million for the year ended December 31, 2022. The Company has increased its valuation allowance accordingly as the Company's ability to generate sufficient taxable income to utilize its net operating loss carry forwards is uncertain. The Company’s deferred tax balances primarily consist of its operating loss carryforwards.

Reconciliation between the statutory rate and the effective tax rate is as follows at of December 31, 2022, and 2021:

	2022	2021
Effective Tax Rate Reconciliation:

Federal statutory tax rate	21%	21%
State taxes, net of federal benefit	-%	-%
Change in valuation allowance	(21%)	(21%)
Effective Tax Rate	-%	-%

The Company recognizes interest and penalties related to uncertain tax positions in general and administrative expense. At December 31, 2022, and 2021 the Company did not have any unrecognized uncertain tax positions or any associated interest and penalties.

The Company's federal income tax returns for tax years ended December 31, 2019, and beyond remain subject to examination by the Internal Revenue Service. The returns for Arizona, the Company's most significant state tax jurisdiction, remain subject to examination by the Arizona Department of Revenue for tax years ended December 31, 2017, and beyond.